Dana Large Cap Equity Fund
Schedule of Investments
January 31, 2022 - (Unaudited)
COMMON STOCKS — 98.94% Shares Fair Value
Communications — 9.91%
Alphabet, Inc., Class A
(a)
1,660 $ 4,492,076
AT&T, Inc. 1,000 25,500
Comcast Corp., Class A 51,600 2,579,484
Interpublic Group of Cos., Inc. 74,600 2,651,284
Meta Platforms, Inc., Class A
(a)
5,400 1,691,604
Verizon Communications, Inc. 8,000 425,840
Walt Disney Co. (The)
(a)
10,000 1,429,700
13,295,488
Consumer Discretionary — 11.47%
Amazon.com, Inc.
(a)
1,340 4,008,570
Best Buy Co., Inc. 9,000 893,520
D.R. Horton, Inc. 27,500 2,453,550
Deckers Outdoor Corp.
(a)
5,400 1,729,242
Fortune Brands Home & Security, Inc. 21,000 1,977,570
General Motors Co.
(a)
34,000 1,792,820
Home Depot, Inc. (The) 6,900 2,532,162
15,387,434
Consumer Staples — 7.75%
Keurig Dr Pepper, Inc. 9,000 341,550
Kimberly-Clark Corp. 11,000 1,514,150
Mondelez International, Inc., Class A 37,000 2,480,110
PepsiCo, Inc. 9,400 1,631,088
Target Corp. 10,600 2,336,558
Walmart, Inc. 15,000 2,097,150
10,400,606
Energy — 3.33%
Chevron Corp. 500 65,665
ConocoPhillips 16,000 1,417,920
Exxon Mobil Corp. 1,000 75,960
Pioneer Natural Resources Co. 11,400 2,495,346
Williams Cos., Inc. (The) 14,000 419,160
4,474,051
Financials — 11.24%
American Express Co. 11,400 2,049,948
Bank of America Corp. 60,000 2,768,400
Bank of New York Mellon Corp. (The) 46,000 2,725,960
Discover Financial Services 20,000 2,315,000
JPMorgan Chase & Co. 16,500 2,451,900
Morgan Stanley 27,000 2,768,580
15,079,788
Health Care — 13.01%
Abbott Laboratories 18,600 2,370,756
AbbVie, Inc. 22,600 3,093,714
Avantor , Inc.
(a)
63,000 2,351,790
CVS Health Corp. 29,400 3,131,394
Horizon Therapeutics PLC
(a)
24,200 2,258,586

Dana Large Cap Equity Fund
Schedule of Investments (continued)
January 31, 2022 - (Unaudited)
COMMON STOCKS — 98.94% - (continued) Shares Fair Value
Health Care — 13.01% - (continued)
Merck & Co., Inc. 23,000 $ 1,874,040
Syneos Health, Inc.
(a)
26,000 2,354,560
17,434,840
Industrials — 8.15%
Boeing Co. (The)
(a)
200 40,048
Deere & Co. 5,200 1,957,280
Dover Corp. 12,000 2,038,920
Norfolk Southern Corp. 7,800 2,121,522
Parker-Hannifin Corp. 7,400 2,294,074
TE Connectivity Ltd. 17,400 2,488,374
10,940,218
Materials — 2.53%
Avery Dennison Corp. 8,400 1,725,528
Nucor Corp. 16,400 1,662,960
3,388,488
Real Estate — 2.63%
American Tower Corp., Class A 4,500 1,131,750
Gaming and Leisure Properties, Inc. 26,000 1,174,680
Prologis, Inc. 7,800 1,223,196
3,529,626
Technology — 26.40%
Adobe, Inc.
(a)
4,300 2,297,490
Analog Devices, Inc. 16,000 2,623,520
Apple, Inc. 28,000 4,893,840
CDW Corp. 13,800 2,608,890
Cisco Systems, Inc. 45,000 2,505,150
Cognizant Technology Solutions Corp., Class A 30,400 2,596,768
Fidelity National Information Services, Inc. 23,000 2,758,160
Lam Research Corp. 4,400 2,595,648
Microchip Technology, Inc. 34,000 2,634,320
Microsoft Corp. 15,000 4,664,700
Visa, Inc., Class A 11,200 2,533,104
Zebra Technologies Corp., Class A
(a)
5,300 2,698,336
35,409,926
Utilities — 2.52%
Eversource Energy 18,600 1,664,514
NextEra Energy, Inc. 22,000 1,718,640
3,383,154
Total Common Stocks (Cost $91,179,939) 132,723,619
MONEY MARKET FUNDS — 1.97%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 0.01%
(b)
2,646,533 2,646,533
Total Money Market Funds (Cost $2,646,533) 2,646,533

Dana Large Cap Equity Fund
Schedule of Investments (continued)
January 31, 2022 - (Unaudited)
Total Investments — 100.91% (Cost $93,826,472) $ 135,370,152
Liabilities in Excess of Other Assets — (0.91)% (1,214,968)
NET ASSETS — 100.00% $ 134,155,184
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2022.

Dana Epiphany ESG Small Cap Equity Fund
Schedule of Investments
January 31, 2022 - (Unaudited)
COMMON STOCKS — 99.23% Shares Fair Value
Communications — 1.62%
TechTarget , Inc.
(a)
3,454 $ 286,475
Consumer Discretionary — 12.61%
Bloomin ' Brands, Inc.
(a)
16,148 328,288
Boot Barn Holdings, Inc.
(a)
3,291 302,673
Deckers Outdoor Corp.
(a)
1,034 331,118
Group 1 Automotive, Inc. 1,850 314,149
Jack in the Box, Inc. 3,570 325,048
Malibu Boats, Inc., Class A
(a)
5,269 345,963
Masonite International Corp.
(a)
2,857 283,529
2,230,768
Consumer Staples — 3.55%
e.l.f . Beauty, Inc.
(a)
11,016 325,633
Simply Good Foods Co. (The)
(a)
8,604 303,119
628,752
Energy — 2.26%
Ovintiv , Inc. 10,315 400,222
Financials — 13.80%
Ameris Bancorp 5,725 282,300
Cowen Group, Inc., Class A 9,242 292,787
Hanover Insurance Group, Inc. 2,144 295,786
Home BancShares , Inc. 13,359 314,738
Investors Bancorp, Inc. 19,806 323,233
Jefferies Financial Group, Inc. 9,072 332,398
Pinnacle Financial Partners, Inc. 3,132 302,896
Primerica, Inc. 1,935 298,648
2,442,786
Health Care — 14.70%
Aurinia Pharmaceuticals, Inc.
(a)
8,000 133,280
Axsome Therapeutics, Inc.
(a)
4,628 126,992
Blueprint Medicines Corp.
(a)
2,835 218,579
CONMED Corp. 2,325 319,874
Cytokinetics, Inc.
(a)
3,346 111,054
Denali Therapeutics, Inc.
(a)
2,901 99,272
Dynavax Technologies Corp.
(a)
9,554 123,915
Ensign Group, Inc. (The) 4,141 312,356
Envista Holdings Corp.
(a)
7,393 319,673

Dana Epiphany ESG Small Cap Equity Fund
Schedule of Investments (continued)
January 31, 2022 - (Unaudited)
COMMON STOCKS — 99.23% - (continued) Shares Fair Value
Health Care — 14.70% - (continued)
Horizon Therapeutics PLC
(a)
3,598 $ 335,800
Shockwave Medical, Inc.
(a)
1,929 279,647
Travere Therapeutics, Inc.
(a)
4,253 116,958
uniQure N.V.
(a)
5,773 104,203
2,601,603
Industrials — 14.62%
Atkore , Inc.
(a)
2,970 320,107
Cactus, Inc., Class A 9,918 480,626
Gates Industrial Corp. PLC
(a)
19,779 305,981
Hub Group, Inc., Class A
(a)
4,021 304,470
MasTec , Inc.
(a)
3,347 288,277
Regal-Beloit Corp. 1,903 301,587
SkyWest, Inc.
(a)
7,810 297,952
Zurn Water Solutions Corp. 9,437 288,206
2,587,206
Materials — 6.36%
Advanced Drainage Systems, Inc. 2,708 306,248
Avient Corp. 4,519 224,911
Codexis , Inc.
(a)
5,961 122,201
Element Solutions, Inc. 10,580 237,414
Summit Materials, Inc., Class A
(a)
6,611 235,087
1,125,861
Real Estate — 10.81%
Agree Realty Corp. 5,118 334,615
Global Medical REIT, Inc. 19,828 335,292
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 6,956 288,535
Radius Global Infrastructure, Inc., Class A
(a)
20,437 281,213
Spirit Realty Capital, Inc. 7,138 338,769
STAG Industrial, Inc. 7,803 333,422
1,911,846
Technology — 16.25%
Cambium Networks Corp.
(a)
13,800 333,684
Cohu , Inc.
(a)
9,796 323,072
Kulicke & Soffa Industries, Inc. 5,894 322,343
Omnicell , Inc.
(a)
2,083 312,741
Perficient , Inc.
(a)
3,155 330,707
Rapid7, Inc.
(a)
3,224 310,568

Dana Epiphany ESG Small Cap Equity Fund
Schedule of Investments (continued)
January 31, 2022 - (Unaudited)
REIT – Real Estate Investment Trust
COMMON STOCKS — 99.23% - (continued) Shares Fair Value
Technology — 16.25% - (continued)
Sailpoint Technologies Holdings, Inc.
(a)
7,679 $ 297,101
Semtech Corp.
(a)
4,363 310,209
Ultra Clean Holdings, Inc.
(a)
6,643 334,941
2,875,366
Utilities — 2.65%
Chesapeake Utilities Corp. 1,716 233,736
Southwest Gas Holdings, Inc. 3,441 234,608
468,344
Total Common Stocks (Cost $15,258,041) 17,559,229
MONEY MARKET FUNDS — 0.91%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 0.01%
(b)
161,316 161,316
Total Money Market Funds (Cost $161,316) 161,316
Total Investments — 100.14% (Cost $15,419,357) 17,720,545
Liabilities in Excess of Other Assets — (0.14)% (24,600)
NET ASSETS — 100.00% $ 17,695,945
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2022.

Dana Epiphany ESG Equity Fund
Schedule of Investments
January 31, 2022 - (Unaudited)
COMMON STOCKS — 98.53% Shares Fair Value
Communications — 9.92%
Alphabet, Inc., Class A
(a)
670 $ 1,813,067
Alphabet, Inc., Class C
(a)
230 624,213
AT&T, Inc. 1,000 25,500
Comcast Corp., Class A 30,000 1,499,700
Interpublic Group of Cos., Inc. 40,400 1,435,816
Verizon Communications, Inc. 23,000 1,224,290
Walt Disney Co. (The)
(a)
6,600 943,602
7,566,188
Consumer Discretionary — 11.45%
Amazon.com, Inc.
(a)
400 1,196,588
Best Buy Co., Inc. 12,600 1,250,928
D.R. Horton, Inc. 14,200 1,266,924
Deckers Outdoor Corp.
(a)
3,600 1,152,828
Fortune Brands Home & Security, Inc. 11,400 1,073,538
Home Depot, Inc. (The) 2,900 1,064,242
McDonald's Corp. 3,800 985,910
Tractor Supply Co. 3,400 742,254
8,733,212
Consumer Staples — 7.64%
Darling Ingredients, Inc.
(a)
20,000 1,275,400
General Mills, Inc. 18,600 1,277,448
Kimberly-Clark Corp. 6,200 853,430
Mondelez International, Inc., Class A 16,400 1,099,292
Target Corp. 6,000 1,322,580
5,828,150
Energy — 3.38%
ConocoPhillips 6,000 531,720
Pioneer Natural Resources Co. 5,800 1,269,562
Williams Cos., Inc. (The) 26,000 778,440
2,579,722
Financials — 10.20%
American Express Co. 7,200 1,294,704
Bank of New York Mellon Corp. (The) 23,000 1,362,980
Discover Financial Services 9,200 1,064,900
JPMorgan Chase & Co. 7,600 1,129,360
Morgan Stanley 14,400 1,476,576

Dana Epiphany ESG Equity Fund
Schedule of Investments (continued)
January 31, 2022 - (Unaudited)
COMMON STOCKS — 98.53% - (continued) Shares Fair Value
Financials — 10.20% - (continued)
Truist Financial Corp. 23,000 $ 1,444,860
7,773,380
Health Care — 12.98%
Cigna Corp. 6,500 1,497,990
CVS Health Corp. 14,400 1,533,744
Envista Holdings Corp.
(a)
32,000 1,383,680
Horizon Therapeutics PLC
(a)
16,000 1,493,280
IQVIA Holdings, Inc.
(a)
5,600 1,371,440
Syneos Health, Inc.
(a)
16,000 1,448,960
Zoetis, Inc. 5,800 1,158,782
9,887,876
Industrials — 8.11%
Deere & Co. 3,100 1,166,840
Norfolk Southern Corp. 4,300 1,169,557
Regal-Beloit Corp. 9,000 1,426,320
TE Connectivity Ltd. 10,000 1,430,100
W.W. Grainger, Inc. 2,000 990,220
6,183,037
Materials — 2.51%
Avery Dennison Corp. 4,000 821,680
Nucor Corp. 7,400 750,360
Sherwin-Williams Co. (The) 1,200 343,812
1,915,852
Real Estate — 3.60%
Alexandria Real Estate Equities, Inc. 3,300 642,972
American Tower Corp., Class A 2,300 578,450
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 17,400 721,752
Iron Mountain, Inc. 9,000 413,280
Spirit Realty Capital, Inc. 8,200 389,172
2,745,626
Technology — 26.25%
Accenture PLC, Class A 4,400 1,555,752
Analog Devices, Inc. 9,000 1,475,730
Apple, Inc. 15,200 2,656,656
Cadence Design Systems, Inc.
(a)
6,800 1,034,552
CDW Corp. 8,000 1,512,400
Cisco Systems, Inc. 26,000 1,447,420

Dana Epiphany ESG Equity Fund
Schedule of Investments (continued)
January 31, 2022 - (Unaudited)
COMMON STOCKS — 98.53% - (continued) Shares Fair Value
Technology — 26.25% - (continued)
Cognizant Technology Solutions Corp., Class A 18,000 $ 1,537,560
Fidelity National Information Services, Inc. 13,600 1,630,912
Lam Research Corp. 2,500 1,474,800
Microchip Technology, Inc. 20,000 1,549,600
Microsoft Corp. 8,200 2,550,036
Visa, Inc., Class A 7,000 1,583,190
20,008,608
Utilities — 2.49%
Avangrid , Inc. 7,400 345,728
Eversource Energy 10,000 894,900
NextEra Energy, Inc. 8,400 656,208
1,896,836
Total Common Stocks (Cost $65,438,598) 75,118,487
MONEY MARKET FUNDS — 1.76%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 0.01%
(b)
1,339,435 1,339,435
Total Money Market Funds (Cost $1,339,435) 1,339,435
Total Investments — 100.29% (Cost $66,778,033) 76,457,922
Liabilities in Excess of Other Assets — (0.29)% (217,366)
NET ASSETS — 100.00% $ 76,240,556
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2022.